Commitments (Details) - USD ($)				12 Months Ended
	Mar. 31, 2024	Mar. 19, 2024	Jan. 15, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Commitments [Line Items]
Percentage of royalities	3.00%	3.00%	1.50%
Annual maintenance fees				$ 1,998,625	$ 2,210,795	$ 1,093,871
Bottom of Range [Member]
Commitments [Line Items]
Annual maintenance fees	$ 25,000	$ 25,000
Top of Range [Member]
Commitments [Line Items]
Annual maintenance fees	$ 50,000	$ 50,000